Commitments - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Lessee [member] ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of future minimum lease payments [line items]
Future minimum lease payments	¥ 2,474
Not later than one year [member]
Disclosure of future minimum lease payments [line items]
Future minimum lease payments	1,049
Later than one year and not later than five years [member]
Disclosure of future minimum lease payments [line items]
Future minimum lease payments	1,373
Later than five years [member]
Disclosure of future minimum lease payments [line items]
Future minimum lease payments	¥ 52